John Hancock

Income Fund

Quarterly portfolio holdings 8/31/19

Fund’s investments

As of 8-31-19 (unaudited)

	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 9.8% (Cost $155,364,328)					$175,207,569
U.S. Government 9.8%					175,207,569

U.S. Treasury
Bond	2.750	11-15-42		22,110,000	25,534,459
Bond	3.000	02-15-49		19,585,000	24,127,802
Bond	3.125	02-15-43		22,180,000	27,206,889
Bond	4.375	02-15-38		11,175,000	15,837,943
Note	2.000	11-15-26		11,350,000	11,775,182
Note	2.375	02-29-24		14,145,000	14,738,427
Note	2.375	05-15-29		23,640,000	25,486,875
Note	2.500	02-15-22		8,250,000	8,453,027
Note	2.500	01-31-24		13,600,000	14,225,812
Note	2.625	02-15-29		7,120,000	7,821,153
Foreign government obligations 20.2% (Cost $386,035,088)					$359,397,831
Australia 0.4%					6,973,996

New South Wales Treasury Corp.	4.000	04-08-21	AUD	3,875,000	2,739,701
Queensland Treasury Corp.	5.500	06-21-21	AUD	5,810,000	4,234,295
Austria 0.2%					4,138,607

Republic of Austria (A)	0.500	02-20-29	EUR	3,450,000	4,138,607
Brazil 1.8%					31,699,481

Federative Republic of Brazil	10.000	01-01-21	BRL	40,435,000	10,446,429
Federative Republic of Brazil	10.000	01-01-23	BRL	79,085,000	21,253,052
Canada 2.9%					50,894,539

Canada Housing Trust No. 1 (A)	2.350	06-15-23	CAD	4,935,000	3,816,860
Export Development Canada	2.400	06-07-21	AUD	3,560,000	2,456,106
Government of Canada	0.750	09-01-20	CAD	6,195,000	4,616,006
Government of Canada	2.250	03-01-24	CAD	18,375,000	14,420,524
Province of Alberta	3.400	12-01-23	CAD	9,000,000	7,239,950
Province of Ontario	3.500	06-02-24	CAD	16,805,000	13,679,023
Province of Quebec	3.000	09-01-23	CAD	5,900,000	4,666,070
Colombia 1.8%					31,821,855

Republic of Colombia	4.000	02-26-24		5,050,000	5,385,876
Republic of Colombia	4.500	01-28-26		5,065,000	5,604,423
Republic of Colombia	7.000	09-11-19	COP	12,687,100,000	3,688,035
Republic of Colombia	7.000	05-04-22	COP	16,787,000,000	5,121,382
Republic of Colombia	10.000	07-24-24	COP	22,216,600,000	7,760,668
Republic of Colombia	11.000	07-24-20	COP	13,881,200,000	4,261,471
Finland 0.2%					3,818,418

Republic of Finland (A)	0.500	09-15-28	EUR	3,180,000	3,818,418
Hungary 0.4%					6,656,222

Republic of Hungary	6.375	03-29-21		6,264,000	6,656,222
Indonesia 2.3%					41,448,553

Republic of Indonesia (A)	2.150	07-18-24	EUR	3,335,000	3,938,047
Republic of Indonesia	5.625	05-15-23	IDR	15,613,000,000	1,062,587
Republic of Indonesia (A)	5.875	01-15-24		1,450,000	1,640,332
Republic of Indonesia	6.125	05-15-28	IDR	88,584,000,000	5,749,061
Republic of Indonesia	6.500	06-15-25	IDR	28,481,000,000	1,978,840
Republic of Indonesia	6.625	05-15-33	IDR	30,647,000,000	1,965,269

2 JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Indonesia (continued)
Republic of Indonesia	7.000	05-15-22	IDR	34,066,000,000	$2,436,688
Republic of Indonesia	7.000	05-15-27	IDR	51,733,000,000	3,585,220
Republic of Indonesia	7.000	09-15-30	IDR	37,787,000,000	2,597,223
Republic of Indonesia	7.500	06-15-35	IDR	19,373,000,000	1,352,394
Republic of Indonesia	7.500	05-15-38	IDR	15,237,000,000	1,044,409
Republic of Indonesia	8.250	07-15-21	IDR	34,413,000,000	2,505,587
Republic of Indonesia	8.250	05-15-29	IDR	5,604,000,000	422,428
Republic of Indonesia	8.375	03-15-24	IDR	22,433,000,000	1,675,856
Republic of Indonesia	8.375	09-15-26	IDR	49,203,000,000	3,676,784
Republic of Indonesia	8.750	05-15-31	IDR	48,811,000,000	3,734,230
Republic of Indonesia	9.000	03-15-29	IDR	26,967,000,000	2,083,598
Ireland 1.3%					22,582,845

Republic of Ireland	3.400	03-18-24	EUR	9,843,000	12,780,770
Republic of Ireland	3.900	03-20-23	EUR	7,670,000	9,802,075
Japan 1.0%					17,274,080

Government of Japan	0.100	12-20-23	JPY	1,800,000,000	17,274,080
Malaysia 1.1%					20,195,866

Government of Malaysia	3.620	11-30-21	MYR	8,840,000	2,124,164
Government of Malaysia	3.733	06-15-28	MYR	11,880,000	2,906,840
Government of Malaysia	3.844	04-15-33	MYR	14,961,000	3,665,679
Government of Malaysia	3.882	03-14-25	MYR	9,635,000	2,361,561
Government of Malaysia	3.899	11-16-27	MYR	9,209,000	2,274,675
Government of Malaysia	4.059	09-30-24	MYR	15,500,000	3,825,683
Government of Malaysia	4.160	07-15-21	MYR	12,538,000	3,037,264
New Zealand 0.3%					6,354,181

Dominion of New Zealand	6.000	05-15-21	NZD	9,272,000	6,354,181
Norway 1.0%					18,012,152

Government of Norway (A)	2.000	05-24-23	NOK	47,645,000	5,398,597
Government of Norway (A)	3.750	05-25-21	NOK	110,020,000	12,613,555
Philippines 2.4%					42,601,434

Republic of Philippines	0.875	05-17-27	EUR	5,500,000	6,263,404
Republic of Philippines	3.375	01-12-20	PHP	39,170,000	751,308
Republic of Philippines	3.375	08-20-20	PHP	27,780,000	531,068
Republic of Philippines	3.500	03-20-21	PHP	135,240,000	2,582,385
Republic of Philippines	3.500	04-21-23	PHP	213,500,000	4,008,886
Republic of Philippines	3.875	11-22-19	PHP	161,410,000	3,100,259
Republic of Philippines	4.250	04-11-20	PHP	86,605,000	1,667,851
Republic of Philippines	4.625	09-09-40	PHP	29,167,000	529,135
Republic of Philippines	5.500	03-08-23	PHP	107,000,000	2,151,405
Republic of Philippines	6.250	03-12-24	PHP	140,540,000	2,926,716
Republic of Philippines	6.250	01-14-36	PHP	202,000,000	4,636,216
Republic of Philippines	6.500	04-28-21	PHP	222,970,000	4,459,489
Republic of Philippines	8.000	07-19-31	PHP	356,645,000	8,993,312
Portugal 0.5%					9,747,056

Republic of Portugal (A)	3.850	04-15-21	EUR	4,275,000	5,041,287
Republic of Portugal (A)	5.125	10-15-24		4,110,000	4,705,769
Qatar 0.8%					14,298,616

State of Qatar (A)	4.000	03-14-29		6,345,000	7,241,231
State of Qatar (A)	4.817	03-14-49		5,485,000	7,057,385

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND 3

	Rate (%)	Maturity date		Par value^	Value
Singapore 1.2%					$21,326,329

Republic of Singapore	3.250	09-01-20	SGD	25,095,000	18,356,842
Republic of Singapore	3.375	09-01-33	SGD	3,470,000	2,969,487
Sweden 0.4%					6,474,449

Kingdom of Sweden (A)	0.125	04-24-23	EUR	5,710,000	6,474,449
United Kingdom 0.2%					3,079,152

Government of United Kingdom	3.750	09-07-20	GBP	2,450,000	3,079,152
Corporate bonds 49.7% (Cost $858,341,271)					$884,183,269
Communication services 4.8%					85,092,817

Diversified telecommunication services 0.7%
GCI LLC	6.875	04-15-25		4,390,000	4,609,500
Verizon Communications, Inc.	3.376	02-15-25		2,650,000	2,813,841
Verizon Communications, Inc.	4.329	09-21-28		3,774,000	4,335,096
Entertainment 0.2%
Netflix, Inc.	4.375	11-15-26		360,000	368,550
Viacom, Inc.	4.375	03-15-43		3,105,000	3,293,020
Media 3.4%
Altice Luxembourg SA (A)	7.625	02-15-25		4,910,000	5,075,713
CCO Holdings LLC (A)	5.000	02-01-28		5,940,000	6,237,000
CCO Holdings LLC (A)	5.125	05-01-27		6,035,000	6,381,952
CCO Holdings LLC (A)	5.375	06-01-29		270,000	288,563
Charter Communications Operating LLC	5.125	07-01-49		7,895,000	8,623,861
Charter Communications Operating LLC	6.484	10-23-45		4,375,000	5,409,866
CSC Holdings LLC (A)	5.375	02-01-28		4,217,000	4,502,744
CSC Holdings LLC (A)	5.500	04-15-27		3,850,000	4,119,500
CSC Holdings LLC (A)	5.750	01-15-30		5,260,000	5,503,275
CSC Holdings LLC (A)	7.500	04-01-28		365,000	410,625
DISH DBS Corp.	5.875	07-15-22		4,650,000	4,812,750
Sirius XM Radio, Inc. (A)	5.000	08-01-27		9,435,000	9,953,925
Wireless telecommunication services 0.5%
T-Mobile USA, Inc.	4.500	02-01-26		1,805,000	1,872,688
T-Mobile USA, Inc.	4.750	02-01-28		365,000	384,155
T-Mobile USA, Inc.	5.125	04-15-25		416,000	433,397
T-Mobile USA, Inc.	6.000	04-15-24		365,000	380,863
T-Mobile USA, Inc.	6.375	03-01-25		315,000	326,183
T-Mobile USA, Inc. (B)	6.500	01-15-26		4,610,000	4,955,750
Consumer discretionary 3.0%					53,003,288

Automobiles 0.1%
BMW Finance NV	1.000	11-14-24	EUR	1,495,000	1,731,820
Diversified consumer services 0.0%
Service Corp. International	5.125	06-01-29		265,000	283,550
Hotels, restaurants and leisure 1.9%
Hilton Domestic Operating Company, Inc.	5.125	05-01-26		3,435,000	3,625,643
International Game Technology PLC (A)	6.500	02-15-25		6,815,000	7,479,463
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	4.750	06-01-27		3,180,000	3,331,050
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)(B)	5.000	06-01-24		4,760,000	4,920,650
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	5.250	06-01-26		3,686,000	3,897,945
New Red Finance, Inc. (A)	4.625	01-15-22		7,130,000	7,156,738

4 JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
New Red Finance, Inc. (A)(B)	5.000	10-15-25		2,700,000	$2,787,750
Internet and direct marketing retail 0.4%
Expedia Group, Inc.	5.000	02-15-26		5,655,000	6,375,041
Leisure products 0.6%
Diamond Sports Group LLC (A)	5.375	08-15-26		4,640,000	4,872,000
Diamond Sports Group LLC (A)(B)	6.625	08-15-27		6,245,000	6,541,638
Consumer staples 1.7%					30,637,502

Beverages 0.2%
Molson Coors Brewing Company	1.250	07-15-24	EUR	2,975,000	3,417,946
Food and staples retailing 0.3%
Aramark Services, Inc. (A)	5.000	04-01-25		2,148,000	2,219,206
Aramark Services, Inc.	5.125	01-15-24		2,600,000	2,680,756
Food products 1.0%
Darling Ingredients, Inc. (A)	5.250	04-15-27		3,790,000	4,036,350
JBS Investments II GmbH (A)	7.000	01-15-26		1,490,000	1,611,063
Kraft Heinz Foods Company (A)	4.875	02-15-25		2,990,000	3,085,660
Post Holdings, Inc. (A)	5.000	08-15-26		850,000	886,125
Post Holdings, Inc. (A)	5.500	03-01-25		4,260,000	4,457,025
Post Holdings, Inc. (A)	5.750	03-01-27		4,605,000	4,892,813
Personal products 0.2%
Natura Cosmeticos SA (A)(B)	5.375	02-01-23		1,465,000	1,532,244
Walnut Bidco PLC (A)	9.125	08-01-24		1,760,000	1,818,314
Energy 10.2%					182,302,480

Energy equipment and services 0.3%
Schlumberger Holdings Corp. (A)	3.900	05-17-28		5,035,000	5,365,579
Oil, gas and consumable fuels 9.9%
Aker BP ASA (A)	5.875	03-31-25		7,345,000	7,734,285
Canadian Natural Resources, Ltd.	3.850	06-01-27		7,175,000	7,599,923
Cheniere Corpus Christi Holdings LLC	5.125	06-30-27		360,000	397,350
Cheniere Energy Partners LP	5.625	10-01-26		360,000	379,800
Concho Resources, Inc.	4.300	08-15-28		11,230,000	12,211,394
Continental Resources, Inc.	4.375	01-15-28		8,290,000	8,502,874
DCP Midstream Operating LP	5.375	07-15-25		5,760,000	6,091,200
Diamondback Energy, Inc.	5.375	05-31-25		5,150,000	5,407,500
Enbridge, Inc.	4.250	12-01-26		7,635,000	8,462,698
Energy Transfer Operating LP	5.500	06-01-27		1,590,000	1,827,478
Enterprise Products Operating LLC	3.125	07-31-29		8,695,000	9,006,028
Enterprise Products Operating LLC	4.150	10-16-28		3,220,000	3,584,605
EOG Resources, Inc.	4.150	01-15-26		1,615,000	1,803,667
Kinder Morgan, Inc.	4.300	06-01-25		1,670,000	1,812,586
Marathon Oil Corp. (B)	4.400	07-15-27		8,215,000	8,848,279
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26		4,075,000	4,046,228
MPLX LP	4.700	04-15-48		2,125,000	2,188,077
Murphy Oil Corp.	4.200	12-01-22		215,000	217,150
Murphy Oil Corp.	6.875	08-15-24		2,769,000	2,901,358
Parsley Energy LLC (A)	5.625	10-15-27		6,670,000	6,870,100
Pertamina Persero PT (A)	3.650	07-30-29		1,085,000	1,137,725
Pertamina Persero PT (A)	4.300	05-20-23		4,970,000	5,237,742
Petrobras Global Finance BV	5.750	02-01-29		6,025,000	6,525,075
Petrobras Global Finance BV	6.900	03-19-49		2,885,000	3,275,918

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND 5

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Petrobras Global Finance BV	7.375	01-17-27		4,620,000	$5,484,448
Petrobras Global Finance BV	8.750	05-23-26		2,010,000	2,516,520
Sabine Pass Liquefaction LLC	5.000	03-15-27		1,610,000	1,778,173
Saudi Arabian Oil Company (A)	3.500	04-16-29		8,035,000	8,578,677
Saudi Arabian Oil Company (A)	4.250	04-16-39		5,480,000	6,211,205
Saudi Arabian Oil Company (A)	4.375	04-16-49		4,175,000	4,778,586
Targa Resources Partners LP	5.000	01-15-28		270,000	271,350
Targa Resources Partners LP	5.875	04-15-26		3,175,000	3,325,813
Targa Resources Partners LP (A)	6.500	07-15-27		270,000	292,950
The Williams Companies, Inc.	3.600	03-15-22		4,470,000	4,602,258
The Williams Companies, Inc.	4.300	03-04-24		1,510,000	1,611,736
The Williams Companies, Inc.	4.550	06-24-24		5,742,000	6,219,016
The Williams Companies, Inc.	6.300	04-15-40		5,605,000	7,068,187
TransCanada PipeLines, Ltd.	4.250	05-15-28		1,650,000	1,840,460
Valero Energy Corp.	3.400	09-15-26		1,745,000	1,806,482
WPX Energy, Inc. (B)	5.750	06-01-26		4,320,000	4,482,000
Financials 11.7%					209,165,474

Banks 8.4%
Bank of America Corp. (3.194% to 7-23-29, then 3 month LIBOR + 1.180%)	3.194	07-23-30		6,705,000	7,001,448
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%)	3.419	12-20-28		7,559,000	7,977,208
Bank of America Corp. (3.559% to 4-23-26, then 3 month LIBOR + 1.060%)	3.559	04-23-27		4,813,000	5,122,757
Bank of America Corp. (3.974% to 2-7-29, then 3 month LIBOR + 1.210%)	3.974	02-07-30		4,005,000	4,439,449
Bank of Ireland Group PLC (A)	4.500	11-25-23		3,435,000	3,606,530
BNG Bank NV	0.250	02-22-23	EUR	2,015,000	2,286,570
BNG Bank NV	0.250	06-07-24	EUR	3,150,000	3,609,736
CIT Group, Inc.	5.250	03-07-25		180,000	201,600
European Investment Bank	1.500	05-12-22	NOK	36,770,000	4,048,169
International Bank for Reconstruction & Development	2.800	01-13-21	AUD	8,780,000	6,053,902
International Bank for Reconstruction & Development	3.625	06-22-20	NOK	21,910,000	2,442,638
International Bank for Reconstruction & Development	4.625	10-06-21	NZD	2,650,000	1,788,820
International Bank for Reconstruction & Development	7.400	08-20-21	IDR	21,280,000,000	1,517,447
International Finance Corp.	3.625	05-20-20	NZD	6,195,000	3,971,625
JPMorgan Chase & Co.	2.750	08-24-22	EUR	2,195,000	2,622,850
JPMorgan Chase & Co.	3.200	06-15-26		2,580,000	2,704,176
JPMorgan Chase & Co.	3.625	12-01-27		5,025,000	5,342,252
JPMorgan Chase & Co.	4.125	12-15-26		1,670,000	1,839,612
JPMorgan Chase & Co. (3.702% to 5-6-29, then 3 month LIBOR + 1.160%)	3.702	05-06-30		4,805,000	5,246,578
KfW	0.000	09-15-23	EUR	1,675,000	1,893,472
KfW	0.375	03-15-23	EUR	2,415,000	2,756,874
KfW	2.125	08-15-23	EUR	4,370,000	5,349,049
KfW	6.000	08-20-20	AUD	7,710,000	5,438,485
Nordea Eiendomskreditt AS (3 month NIBOR + 0.300%) (C)	1.820	06-21-23	NOK	28,000,000	3,084,449
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) (C)	1.860	06-19-24	NOK	24,000,000	2,645,947
Nordic Investment Bank	1.375	07-15-20	NOK	29,090,000	3,188,467
Nykredit Realkredit A/S	1.000	01-01-24	DKK	60,000,000	9,462,329
Synovus Financial Corp. (5.750% to 12-15-20, then 3 month LIBOR + 4.182%)	5.750	12-15-25		3,500,000	3,587,500
The PNC Financial Services Group, Inc.	3.500	01-23-24		1,865,000	1,981,484

6 JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
U.S. Bancorp	0.850	06-07-24	EUR	2,785,000	$3,200,854
U.S. Bancorp	3.000	07-30-29		2,775,000	2,899,558
U.S. Bancorp (B)	3.150	04-27-27		3,405,000	3,647,446
U.S. Bancorp	3.375	02-05-24		1,895,000	2,005,653
U.S. Bancorp	3.600	09-11-24		1,725,000	1,846,064
U.S. Bank NA (B)	2.650	05-23-22		4,390,000	4,474,711
U.S. Bank NA	2.800	01-27-25		2,172,000	2,255,876
U.S. Bank NA	3.000	02-04-21		5,150,000	5,220,086
Wells Fargo & Company	3.250	04-27-22	AUD	5,040,000	3,543,776
Wells Fargo & Company (3 month BBSW + 1.320%) (C)	2.348	07-27-21	AUD	4,745,000	3,231,037
Westpac Banking Corp.	7.250	02-11-20	AUD	5,000,000	3,455,289
Zions Bancorp NA (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (D)	5.800	06-15-23		3,375,000	3,408,750
Capital markets 0.2%
The Goldman Sachs Group, Inc.	1.375	05-15-24	EUR	2,552,000	2,934,145
Consumer finance 0.4%
Discover Financial Services	4.100	02-09-27		7,640,000	8,225,841
Diversified financial services 1.6%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	2,250,000	2,967,709
European Financial Stability Facility	0.125	10-17-23	EUR	5,555,000	6,305,413
European Financial Stability Facility	0.500	01-20-23	EUR	2,740,000	3,131,218
European Financial Stability Facility	1.875	05-23-23	EUR	2,130,000	2,566,557
European Stability Mechanism	0.125	04-22-24	EUR	4,410,000	5,024,554
Swiss Insured Brazil Power Finance Sarl (A)	9.850	07-16-32	BRL	31,920,000	8,691,089
Insurance 0.7%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-68		8,990,000	12,046,600
Thrifts and mortgage finance 0.4%
MGIC Investment Corp.	5.750	08-15-23		6,290,000	6,871,825
Health care 2.4%					42,778,083

Health care equipment and supplies 0.2%
Becton Dickinson Euro Finance Sarl	1.208	06-04-26	EUR	2,800,000	3,218,653
Health care providers and services 1.5%
CommonSpirit Health	3.347	10-01-29		2,130,000	2,193,330
HCA, Inc.	5.000	03-15-24		5,218,000	5,699,640
HCA, Inc.	5.250	04-15-25		5,040,000	5,625,261
HCA, Inc.	5.375	02-01-25		11,500,000	12,765,000
Life sciences tools and services 0.4%
Thermo Fisher Scientific, Inc.	0.750	09-12-24	EUR	1,699,000	1,935,412
Thermo Fisher Scientific, Inc.	1.375	09-12-28	EUR	1,595,000	1,911,576
Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	2,566,000	3,045,026
Pharmaceuticals 0.3%
Allergan Funding SCS	1.250	06-01-24	EUR	1,870,000	2,151,739
Allergan Funding SCS	2.625	11-15-28	EUR	1,145,000	1,442,652
Bausch Health Companies, Inc. (A)	5.875	05-15-23		1,996,000	2,020,950
Bausch Health Companies, Inc. (A)	6.125	04-15-25		360,000	370,800
Bausch Health Companies, Inc. (A)	9.000	12-15-25		355,000	398,044
Industrials 3.9%					69,442,327

Aerospace and defense 0.6%
The Boeing Company	3.250	02-01-35		9,290,000	9,905,350

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND 7

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Airlines 0.2%
American Airlines Group, Inc. (A)	5.000	06-01-22		4,145,000	$4,310,800
Building products 0.1%
Owens Corning	3.950	08-15-29		1,980,000	2,048,026
Commercial services and supplies 0.1%
Cimpress NV (A)	7.000	06-15-26		1,360,000	1,422,900
Construction and engineering 0.5%
AECOM	5.125	03-15-27		2,158,000	2,254,074
AECOM	5.875	10-15-24		3,485,000	3,763,800
HC2 Holdings, Inc. (A)	11.500	12-01-21		4,190,000	3,645,300
Industrial conglomerates 0.4%
Icahn Enterprises LP (A)	6.250	05-15-26		6,880,000	7,181,344
Professional services 0.7%
IHS Markit, Ltd.	4.250	05-01-29		10,610,000	11,494,768
Road and rail 0.3%
Uber Technologies, Inc. (A)	8.000	11-01-26		4,952,000	5,208,885
Trading companies and distributors 0.8%
United Rentals North America, Inc.	4.625	07-15-23		2,500,000	2,554,688
United Rentals North America, Inc.	4.875	01-15-28		7,285,000	7,640,144
United Rentals North America, Inc.	5.500	05-15-27		3,955,000	4,243,755
Transportation infrastructure 0.2%
Adani Ports & Special Economic Zone, Ltd. (A)	4.000	07-30-27		3,645,000	3,768,493
Information technology 5.0%					88,164,733

IT services 1.4%
Fidelity National Information Services, Inc.	1.500	05-21-27	EUR	2,980,000	3,571,104
Fidelity National Information Services, Inc. (B)	3.750	05-21-29		4,815,000	5,280,657
Fiserv, Inc.	1.125	07-01-27	EUR	1,100,000	1,272,118
Fiserv, Inc.	3.200	07-01-26		3,615,000	3,783,487
Fiserv, Inc.	3.500	07-01-29		2,360,000	2,506,538
Fiserv, Inc.	4.400	07-01-49		3,572,000	4,114,834
Gartner, Inc. (A)	5.125	04-01-25		3,425,000	3,591,935
Semiconductors and semiconductor equipment 1.5%
Broadcom, Inc. (A)	4.750	04-15-29		2,813,000	2,963,640
KLA Corp.	4.100	03-15-29		5,609,000	6,218,306
Micron Technology, Inc.	4.663	02-15-30		4,570,000	4,771,679
Micron Technology, Inc.	5.327	02-06-29		6,788,000	7,514,050
NXP BV (A)	3.875	06-18-26		4,695,000	4,934,219
Software 0.6%
CDK Global, Inc.	5.000	10-15-24		180,000	189,450
Microsoft Corp.	2.650	11-03-22		1,745,000	1,795,172
SS&C Technologies, Inc. (A)	5.500	09-30-27		4,555,000	4,782,750
VMware, Inc.	2.950	08-21-22		4,595,000	4,668,861
Technology hardware, storage and peripherals 1.5%
Apple, Inc.	0.875	05-24-25	EUR	2,340,000	2,741,178
Dell International LLC (A)	5.300	10-01-29		5,200,000	5,637,509
Dell International LLC (A)	8.100	07-15-36		4,657,000	5,905,293
Dell International LLC (A)	8.350	07-15-46		9,074,000	11,921,953
Materials 3.1%					55,247,303

Chemicals 0.2%
Braskem Netherlands Finance BV (A)	4.500	01-10-28		1,320,000	1,317,624

8 JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Chemicals (continued)
Ecolab, Inc.	1.000	01-15-24	EUR	2,135,000	$2,457,123
Construction materials 0.1%
St. Mary’s Cement, Inc. (A)	5.750	01-28-27		1,655,000	1,830,844
Containers and packaging 2.7%
Ardagh Packaging Finance PLC (A)	5.250	08-15-27		4,580,000	4,625,800
Ardagh Packaging Finance PLC (A)	6.000	02-15-25		380,000	396,863
Avery Dennison Corp.	1.250	03-03-25	EUR	2,100,000	2,417,171
Ball Corp.	4.000	11-15-23		7,870,000	8,312,688
Ball Corp.	4.375	12-15-20		930,000	950,925
Ball Corp.	4.875	03-15-26		4,595,000	5,031,525
Ball Corp.	5.000	03-15-22		2,915,000	3,089,900
Ball Corp.	5.250	07-01-25		5,320,000	5,971,700
Berry Global, Inc. (A)(B)	5.625	07-15-27		180,000	189,000
Crown Americas LLC	4.250	09-30-26		145,000	150,438
Crown Americas LLC (B)	4.500	01-15-23		5,200,000	5,460,000
Crown Cork & Seal Company, Inc.	7.375	12-15-26		3,638,000	4,420,170
Klabin Austria GmbH (A)(B)	5.750	04-03-29		1,320,000	1,383,928
Sealed Air Corp. (A)	5.125	12-01-24		2,929,000	3,137,691
Trivium Packaging Finance BV (A)	5.500	08-15-26		2,440,000	2,580,300
Paper and forest products 0.1%
Suzano Austria GmbH (A)	5.750	07-14-26		1,365,000	1,523,613
Real estate 1.5%					26,080,505

Equity real estate investment trusts 1.5%
American Tower Corp.	1.950	05-22-26	EUR	1,450,000	1,749,798
American Tower Corp.	2.250	01-15-22		2,800,000	2,810,929
American Tower Corp.	3.500	01-31-23		5,016,000	5,220,690
Crown Castle International Corp.	3.800	02-15-28		4,150,000	4,452,558
SBA Communications Corp.	4.875	09-01-24		370,000	382,950
SBA Tower Trust (A)	3.168	04-09-47		3,935,000	3,989,493
SBA Tower Trust (A)	3.448	03-15-23		7,251,000	7,474,087
Utilities 2.4%					42,268,757

Electric utilities 1.6%
E.ON International Finance BV	6.000	10-30-19	GBP	1,100,000	1,349,535
Israel Electric Corp., Ltd. (A)	5.000	11-12-24		2,180,000	2,414,350
Israel Electric Corp., Ltd. (A)	6.875	06-21-23		1,415,000	1,625,108
Perusahaan Listrik Negara PT (A)	5.450	05-21-28		2,840,000	3,327,375
Vistra Operations Company LLC (A)	3.550	07-15-24		7,445,000	7,527,819
Vistra Operations Company LLC (A)	5.000	07-31-27		6,680,000	6,897,100
Vistra Operations Company LLC (A)	5.500	09-01-26		2,635,000	2,766,750
Vistra Operations Company LLC (A)(B)	5.625	02-15-27		1,845,000	1,953,394
Independent power and renewable electricity producers 0.8%
Adani Green Energy UP, Ltd. (A)	6.250	12-10-24		1,715,000	1,757,875
Greenko Dutch BV (A)	5.250	07-24-24		4,285,000	4,287,143
Greenko Solar Mauritius, Ltd. (A)	5.550	01-29-25		1,660,000	1,647,803
NRG Energy, Inc. (A)	5.250	06-15-29		250,000	266,768
The AES Corp.	4.500	03-15-23		6,085,000	6,254,772
The AES Corp.	5.125	09-01-27		180,000	192,965

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND 9

	Rate (%)	Maturity date	Par value^	Value
Convertible bonds 0.8% (Cost $13,280,042)				$15,186,408
Communication services 0.1%				2,539,898

Media 0.1%
DISH Network Corp.	3.375	08-15-26	2,760,000	2,539,898
Health care 0.2%				3,220,669

Health care providers and services 0.2%
Anthem, Inc.	2.750	10-15-42	889,000	3,220,669
Information technology 0.3%				4,925,267

Software 0.3%
IAC Financeco 2, Inc. (A)(B)	0.875	06-15-26	4,410,000	4,925,267
Utilities 0.2%				4,500,574

Independent power and renewable electricity producers 0.2%
NRG Energy, Inc.	2.750	06-01-48	4,125,000	4,500,574
Capital preferred securities 1.3% (Cost $22,050,646)				$22,725,522
Financials 1.3%				22,725,522

Banks 1.3%
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) (C)(D)	3.500	09-30-19	11,288,000	9,690,522
Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (C)(D)	5.570	09-30-19	13,035,000	13,035,000
Collateralized mortgage obligations 6.9% (Cost $121,041,793)				$123,594,786
Commercial and residential 6.8%				121,436,350

Angel Oak Mortgage Trust I LLC
Series 2018-1, Class A1 (A)(E)	3.258	04-27-48	2,624,871	2,633,375
AOA Mortgage Trust
Series 2015-1177, Class C (A)(E)	3.010	12-13-29	2,040,000	2,057,958
Arroyo Mortgage Trust
Series 2018-1, Class A1 (A)(E)	3.763	04-25-48	3,697,103	3,772,461
Series 2019-1, Class A1 (A)(E)	3.805	01-25-49	4,281,342	4,376,449
Series 2019-3, Class A1 (A)(E)	2.962	10-25-48	3,412,803	3,449,278
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class F (A)(E)	3.596	04-14-33	2,820,000	2,869,633
Series 2018-DSNY, Class A (1 month LIBOR + 0.850%) (A)(C)	3.045	09-15-34	5,370,000	5,371,921
BBCMS Mortgage Trust
Series 2015-STP, Class A (A)	3.323	09-10-28	2,848,089	2,873,463
Series 2018-TALL, Class C (1 month LIBOR + 1.121%) (A)(C)	3.316	03-15-37	3,850,000	3,843,934
Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (A)(C)	4.632	03-15-37	3,450,000	3,458,618
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (A)(C)	3.516	03-15-37	2,625,000	2,631,570
BXP Trust
Series 2017-GM, Class A (A)	3.379	06-13-39	4,642,000	5,027,598
CLNS Trust
Series 2017-IKPR, Class B (1 month LIBOR + 1.000%) (A)(C)	3.201	06-11-32	2,135,000	2,130,958
COLT Mortgage Loan Trust
Series 2018-2, Class A1 (A)(E)	3.470	07-27-48	1,715,848	1,725,282
Credit Suisse Commercial Mortgage Trust
Series 2015-GLPB, Class A (A)	3.639	11-15-34	4,664,981	4,914,751
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (A)(C)	3.795	05-15-36	3,145,000	3,156,812
DBCG Mortgage Trust
Series 2017-BBG, Class A (1 month LIBOR + 0.700%) (A)(C)	2.895	06-15-34	3,585,000	3,577,183

10 JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
GS Mortgage Securities Trust
Series 2017-FARM, Class A (A)(E)	3.541	01-10-43	3,550,000	$3,892,677
Series 2018-RIVR, Class D (1 month LIBOR + 1.334%) (A)(C)	3.529	07-15-35	2,860,000	2,846,623
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	19,405,357	327,023
Series 2007-4, Class ES IO	0.350	07-19-47	19,075,864	275,801
Series 2007-6, Class ES IO (A)	0.343	08-19-37	16,854,123	239,566
Hilton USA Trust
Series 2016-HHV, Class A (A)	3.719	11-05-38	1,450,000	1,586,308
Series 2016-HHV, Class B (A)(E)	4.194	11-05-38	2,185,000	2,428,341
Hudson Yards Mortgage Trust
Series 2016-10HY, Class A (A)	2.835	08-10-38	4,290,000	4,473,629
Hudsons Bay Simon JV Trust
Series 2015-HB10, Class A10 (A)	4.155	08-05-34	5,500,000	5,811,413
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-UES, Class A (A)	2.933	09-05-32	4,100,000	4,112,724
Series 2016-NINE, Class A (A)(E)	2.854	10-06-38	4,655,000	4,860,483
Series 2018-PHH, Class A (1 month LIBOR + 0.910%) (A)(C)	3.105	06-15-35	1,308,266	1,308,340
JPMorgan Mortgage Trust
Series 2007-A1, Class 1A1 (E)	4.490	07-25-35	1,398,606	1,438,284
Merrill Lynch Mortgage Investors Trust
Series 2005-A2, Class A2 (E)	4.462	02-25-35	881,767	891,468
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A (A)	2.200	09-13-31	6,860,000	6,876,016
Morgan Stanley Capital I Trust
Series 2017-CLS, Class C (1 month LIBOR + 1.000%) (A)(C)	3.195	11-15-34	1,955,000	1,956,838
New Residential Mortgage Loan Trust
Series 2017-5A, Class A1 (1 month LIBOR + 1.500%) (A)(C)	3.766	06-25-57	2,312,861	2,343,478
Olympic Tower Mortgage Trust
Series 2017-OT, Class A (A)	3.566	05-10-39	1,860,000	2,016,236
One Market Plaza Trust
Series 2017-1MKT, Class A (A)	3.614	02-10-32	2,325,000	2,425,195
SFAVE Commercial Mortgage Securities Trust
Series 2015-5AVE, Class D (A)(E)	4.388	01-05-43	3,995,000	3,873,558
Starwood Mortgage Residential Trust
Series 2018-IMC1, Class A1 (A)(E)	3.793	03-25-48	2,652,230	2,696,943
Wells Fargo Commercial Mortgage Trust
Series 2017-SMP, Class A (1 month LIBOR + 0.750%) (A)(C)	2.945	12-15-34	4,305,000	4,291,542
Worldwide Plaza Trust
Series 2017-WWP, Class A (A)	3.526	11-10-36	2,375,000	2,592,620
U.S. Government Agency 0.1%				2,158,436

Federal Home Loan Mortgage Corp.
Series 2019-DNA1, Class M1 (1 month LIBOR + 0.900%) (A)(C)	3.166	01-25-49	2,155,187	2,158,436
Asset backed securities 3.6% (Cost $61,348,930)				$63,120,232
Asset backed securities 3.6%				63,120,232

AccessLex Institute
Series 2007-A, Class A3 (3 month LIBOR + 0.300%) (C)	2.432	05-25-36	6,657,503	6,545,295
Americredit Automobile Receivables Trust
Series 2018-2, Class D	4.010	07-18-24	1,685,000	1,762,305
Coinstar Funding LLC
Series 2017-1A, Class A2 (A)	5.216	04-25-47	6,207,125	6,422,438
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	1,935,525	2,019,024
Series 2019-1A, Class A2I (A)	3.787	05-20-49	3,366,563	3,497,825
Series 2019-1A, Class A2II (A)	4.021	05-20-49	1,815,450	1,898,489
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	3,739,388	3,948,419
Series 2017-1A, Class A2II (A)	3.082	07-25-47	1,839,460	1,847,664

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND 11

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
FOCUS Brands Funding LLC
Series 2017-1A, Class A2I (A)	3.857	04-30-47	2,683,238	$2,701,135
GSAA Home Equity Trust
Series 2005-MTR1, Class A4 (1 month LIBOR + 0.370%) (C)	2.515	10-25-35	2,129,277	2,130,252
Home Partners of America Trust
Series 2018-1, Class A (1 month LIBOR + 0.900%) (A)(C)	3.082	07-17-37	3,064,859	3,054,393
MVW Owner Trust
Series 2018-1A, Class A (A)	3.450	01-21-36	2,123,620	2,200,157
Store Master Funding I-VII
Series 2018-1A, Class A1 (A)	3.960	10-20-48	4,029,407	4,301,150
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	6,549,250	6,995,450
Towd Point Mortgage Trust
Series 2017-2, Class A1 (A)(E)	2.750	04-25-57	2,059,625	2,077,434
Series 2017-3, Class A1 (A)(E)	2.750	07-25-57	2,125,585	2,136,905
Series 2017-5, Class A1 (1 month LIBOR + 0.600%) (A)(C)	2.866	02-25-57	2,803,178	2,792,159
Series 2018-4, Class A1 (A)(E)	3.000	06-25-58	3,040,731	3,101,466
Westlake Automobile Receivables Trust
Series 2019-2A, Class C (A)	3.350	07-15-24	3,650,000	3,688,272

			Shares	Value
Common stocks 0.0% (Cost $3,539,176)				$0
Communication services 0.0%				0

Media 0.0%
Vertis Holdings, Inc. (F)(G)			300,118	0
Preferred securities 4.8% (Cost $82,177,228)				$85,023,818
Financials 2.0%				36,063,779

Banks 1.8%
First Tennessee Bank NA (Greater of 3 month LIBOR + 0.850% or 3.750%), 3.750% (A)(C)			18,420	13,446,600
U.S. Bancorp, 5.500%			135,700	3,693,754
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.500% (C)			8,257	7,059,735
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)			165,630	4,372,632
Zions Bancorp NA (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)			145,201	4,156,916
Diversified financial services 0.2%
AMG Capital Trust II, 5.150%			70,045	3,334,142
Health care 0.5%				7,715,189

Health care equipment and supplies 0.5%
Becton, Dickinson and Company, 6.125%			124,700	7,715,189
Industrials 0.4%				7,645,412

Machinery 0.4%
Fortive Corp., 5.000%			8,160	7,645,412
Real estate 0.3%				4,608,855

Equity real estate investment trusts 0.3%
Crown Castle International Corp., 6.875%			3,545	4,608,855
Utilities 1.6%				28,990,583

Electric utilities 1.1%
American Electric Power Company, Inc., 6.125%			205,000	11,557,900
The Southern Company, 6.750%			149,300	7,757,628

12 JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

				Shares	Value
Utilities (continued)
Multi-utilities 0.5%
Dominion Energy, Inc., 7.250%				94,900	$9,675,055

		Yield (%)		Shares	Value
Securities lending collateral 0.9% (Cost $16,170,704)					$16,169,664
John Hancock Collateral Trust (H)		2.1920	(I)	1,615,868	16,169,664

	Yield* (%)	Maturity date		Par value^	Value
Short-term investments 1.4% (Cost $25,616,486)					$25,617,000
U.S. Government Agency 0.2%					4,708,000

Federal Agricultural Mortgage Corp. Discount Note	2.030	09-03-19		2,352,000	2,352,000
Federal Home Loan Bank Discount Note	1.900	09-03-19		2,356,000	2,356,000

				Par value^	Value
Repurchase agreement 1.2%					20,909,000

Barclays Tri-Party Repurchase Agreement dated 8-30-19 at 2.120% to be repurchased at $19,764,655 on 9-3-19, collateralized by $15,987,700 U.S. Treasury Bonds, 3.125% due 5-15-48 (valued at $20,159,951, including interest)				19,760,000	19,760,000
Repurchase Agreement with State Street Corp. dated 8-30-19 at 1.050% to be repurchased at $1,149,134 on 9-3-19, collateralized by $860,000 U.S. Treasury Bonds, 6.375% due 8-15-27 (valued at $1,177,514, including interest)				1,149,000	1,149,000
Total investments (Cost $1,744,965,692) 99.4%					$1,770,226,099
Other assets and liabilities, net 0.6%					9,965,099
Total net assets 100.0%					$1,780,191,198

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
JPY	Japanese Yen
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar

Security Abbreviations and Legend

BBSW	Bank Bill Swap Rate
IO	Interest-Only Security—(Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate

(A)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $559,463,587 or 31.4% of the fund’s net assets as of 8-31-19.

(B)	All or a portion of this security is on loan as of 8-31-19. The value of securities on loan amounted to $15,806,313.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND 13

(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)

Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.

(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(G)	Non-income producing security.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(I)	The rate shown is the annualized seven-day yield as of 8-31-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The fund had the following country composition as a percentage of net assets on 8-31-19:

United States	66.0%
Canada	4.5%
Brazil	3.0%
Indonesia	2.9%
Philippines	2.4%
Supranational	2.2%
Colombia	1.8%
Norway	1.8%
Ireland	1.8%
Singapore	1.4%
Other countries	12.2%
TOTAL	100.0%

14 JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	308	Short	Dec 2019	$(40,481,974)	$(40,569,375)	$(87,401)
5-Year U.S. Treasury Note Futures	82	Short	Dec 2019	(9,822,504)	(9,838,078)	(15,574)
U.S. Treasury Long Bond Futures	142	Short	Dec 2019	(23,330,901)	(23,465,500)	(134,599)
						$(237,574)

^	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	12,534,458	NZD	13,132,038	ANZ	9/18/2019	$166,975	—
AUD	20,347,601	NZD	21,350,449	HUS	9/18/2019	250,395	—
AUD	29,167,003	USD	20,108,904	ANZ	9/18/2019	—	$(457,546)
BRL	35,749,586	USD	8,828,172	SSB	9/18/2019	—	(202,947)
CAD	8,843,494	USD	6,769,539	RBC	9/18/2019	—	(125,671)
CAD	2,381,230	USD	1,790,000	SSB	9/18/2019	—	(1,049)
EUR	1,225,084	USD	1,384,328	CITI	9/18/2019	—	(36,433)
EUR	12,659,146	USD	14,273,567	GSI	9/18/2019	—	(345,383)
EUR	6,246,633	USD	6,921,925	HUS	9/18/2019	—	(49,088)
EUR	27,336,508	USD	30,480,407	JPM	9/18/2019	—	(403,505)
EUR	580,837	USD	663,453	MSCS	9/18/2019	—	(24,389)
EUR	2,330,737	USD	2,631,956	NAB	9/18/2019	—	(67,570)
EUR	665,921	USD	760,722	SSB	9/18/2019	—	(28,044)
EUR	1,273,462	USD	1,458,166	UBS	9/18/2019	—	(57,044)
JPY	894,536,525	USD	8,462,575	ANZ	9/18/2019	—	(33,724)
JPY	1,530,153,991	USD	14,391,331	GSI	9/18/2019	26,684	—
MXN	69,487,273	USD	3,472,495	CITI	9/18/2019	—	(13,782)
MXN	344,574,328	USD	17,321,545	GSI	9/18/2019	—	(170,437)
MXN	204,558,290	USD	10,383,674	SSB	9/18/2019	—	(201,832)
NOK	27,916,558	USD	3,248,203	JPM	9/18/2019	—	(183,384)
NOK	10,935,000	USD	1,234,746	NAB	9/18/2019	—	(34,247)
NOK	9,800,000	USD	1,156,675	UBS	9/18/2019	—	(80,782)
NZD	10,697,606	AUD	10,027,000	ANZ	9/18/2019	—	(12,181)
NZD	10,839,241	AUD	10,162,500	HUS	9/18/2019	—	(14,191)
NZD	2,738,235	USD	1,776,498	MSCS	9/18/2019	—	(50,374)
SGD	8,276,105	USD	6,018,876	ANZ	9/18/2019	—	(54,250)
SGD	7,410,894	USD	5,408,326	CITI	9/18/2019	—	(67,262)
SGD	13,699,869	USD	10,036,571	HUS	9/18/2019	—	(163,014)
SGD	2,458,014	USD	1,794,001	SCB	9/18/2019	—	(22,499)
SGD	9,396,268	USD	6,873,375	SSB	9/18/2019	—	(101,443)
USD	43,753,175	AUD	62,397,123	ANZ	9/18/2019	1,712,921	—
USD	17,621,300	BRL	68,797,962	SSB	9/18/2019	1,022,563	—
USD	49,764,718	CAD	66,555,832	CIBC	9/18/2019	—	(236,805)
USD	4,433,183	CAD	5,879,096	RBC	9/18/2019	16,383	—
USD	9,628,944	DKK	63,350,000	UBS	9/18/2019	280,923	—
USD	172,140,186	EUR	151,661,903	CITI	9/18/2019	5,274,678	—
USD	16,910,433	EUR	15,203,642	GSI	9/18/2019	182,677	—
USD	342,038	EUR	298,731	HUS	9/18/2019	13,361	—
USD	2,821,913	GBP	2,214,788	HUS	9/18/2019	125,301	—
USD	5,658,566	JPY	595,903,587	ANZ	9/18/2019	43,610	—
USD	16,989,686	JPY	1,828,786,930	SSB	9/18/2019	—	(242,225)
USD	10,417,486	MXN	203,601,438	CITI	9/18/2019	283,272	—
USD	6,928,566	MXN	135,404,974	GSI	9/18/2019	188,815	—

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND 15

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	17,346,051	MXN	340,158,645	SSB	9/18/2019	$414,736	—
USD	32,242,967	NOK	280,013,403	UBS	9/18/2019	1,501,698	—
USD	14,430,195	NZD	21,750,435	ANZ	9/18/2019	719,189	—
USD	34,259,777	SGD	46,726,224	JPM	9/18/2019	583,978	—
						$12,808,159	$(3,481,101)

Derivatives Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations

ANZ	Australia and New Zealand Banking Group Limited
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
NAB	National Australia Bank Ltd.
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
UBS	UBS AG

16 JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of August 31, 2019, by major security category or type:

	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$175,207,569	—	$175,207,569	—
Foreign government obligations	359,397,831	—	359,397,831	—
Corporate bonds	884,183,269	—	884,183,269	—
Convertible bonds	15,186,408	—	15,186,408	—
Capital preferred securities	22,725,522	—	22,725,522	—
Collateralized mortgage obligations	123,594,786	—	123,594,786	—
Asset backed securities	63,120,232	—	63,120,232	—
Preferred securities	85,023,818	$59,322,951	25,700,867	—
Securities lending collateral	16,169,664	16,169,664	—	—
Short-term investments	25,617,000	—	25,617,000	—
Total investments in securities	$1,770,226,099	$75,492,615	$1,694,733,484	—
Derivatives:
Assets
Forward foreign currency contracts	$12,808,159	—	$12,808,159	—
Liabilities
Futures	(237,574)	$(237,574)	—	—
Forward foreign currency contracts	(3,481,101)	—	(3,481,101)	—

17

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	809,493	9,723,483	(8,917,108)	1,615,868	—	—	$353	($898)	$16,169,664

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.

18

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

	91Q1	08/19
This report is for the information of the shareholders of John Hancock Income Fund.		10/19